Deferred tax liability (Tables)	12 Months Ended
Jan. 31, 2019
Deferred tax assets and liabilities [abstract]
Detailed disclosure about deferred tax liability

	Year ended January 31, 2019	Year ended January 31, 2018
	£000	£000
Amounts falling due after more than one year
At February 1	2,379	565
Release of temporary difference relating to the intangible asset	(704)	—
Acquisition of subsidiary	—	1,814
At January 31	1,675	2,379